Schedule of Details Supporting Computation of Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available for common stockholders	$ 1,231	$ 1,222	$ 1,419
Weighted-average outstanding shares of common stock used to compute basic earnings per common share	157,503	161,484	165,413
Shares used to compute diluted earnings per common share	159,151	163,457	167,827
Basic earnings per common share	$ 7.81	$ 7.56	$ 8.58
Diluted earnings per common share	$ 7.73	$ 7.47	$ 8.46
Number of antidilutive stock options and restricted stock awards excluded from computation	704	754	864
Employee Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options and restricted stock	322	576	959
Restricted Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options and restricted stock	1,326	1,397	1,455